ACCRUED COMMISSIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accrued Commissions
ACCRUED COMMISSIONS

NOTE 9 — ACCRUED COMMISSIONS

Accrued commissions as of June 30, 2024 and December 31, 2023 represent mainly sales commission payable. For the three months ended June 30, 2024 and 2023, sales commission expenses of ($74) and $822 respectively, were recorded and included in cost of revenue in the Company’s consolidated statement of operations. For the six months ended June 30, 2024 and 2023, sales commission expenses of ($308) and $12,690 respectively, were recorded and included in cost of revenue in the Company’s consolidated statement of operations.

Note 8. Accrued Commissions

Accrued commissions as of December 31, 2023, and 2022 represent mainly sales commission payable. For the years ended December 31, 2023, and 2022, sales commission expenses of $13,827 and $501,483 respectively, were recorded and included in cost of revenue in the Company’s consolidated statement of operations.